Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI South Africa ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 12.1%
Absa Group Ltd.	1,067,564	$10,728,825
Capitec Bank Holdings Ltd.	69,499	6,722,094
Nedbank Group Ltd.	555,845	8,307,518
Standard Bank Group Ltd.	1,900,601	21,497,687

		47,256,124

Capital Markets — 1.8%
Investec Ltd.	458,517	2,635,073
Reinet Investments SCA	225,891	4,396,958

		7,032,031

Chemicals — 3.8%
Sasol Ltd.	828,057	14,918,928

Diversified Financial Services — 10.6%
FirstRand Ltd.	4,937,986	21,102,619
PSG Group Ltd.	233,103	3,710,272
Remgro Ltd.	787,466	10,329,009
RMB Holdings Ltd.	1,168,861	6,433,402

		41,575,302

Diversified Telecommunication Services — 0.4%
Telkom SA SOC Ltd.	468,600	1,499,533

Equity Real Estate Investment Trusts (REITs) — 3.6%
Fortress REIT Ltd., Series A	1,897,471	2,557,500
Growthpoint Properties Ltd.	4,461,816	6,945,610
Redefine Properties Ltd.	8,392,362	4,713,652

		14,216,762

Food & Staples Retailing — 7.9%
Bid Corp. Ltd.	497,057	10,944,209
Clicks Group Ltd.	393,741	6,729,846
Pick n Pay Stores Ltd.	588,414	2,725,827
Shoprite Holdings Ltd.	712,157	6,228,761
SPAR Group Ltd. (The)	296,632	4,168,598

		30,797,241

Food Products — 0.9%
Tiger Brands Ltd.	248,217	3,460,775

Health Care Providers & Services — 0.9%
Life Healthcare Group Holdings Ltd.	2,161,246	3,646,079

Industrial Conglomerates — 1.5%
Bidvest Group Ltd. (The)	434,144	6,013,663

Insurance — 8.8%
Discovery Ltd.	599,089	4,826,892
Liberty Holdings Ltd.	217,397	1,653,956
Momentum Metropolitan Holdings	1,470,444	2,042,144
Old Mutual Ltd.	7,184,995	9,090,958
Rand Merchant Investment Holdings Ltd.	1,225,925	2,525,809
Sanlam Ltd.	2,763,924	14,412,846

		34,552,605

Internet & Direct Marketing Retail — 22.7%
Naspers Ltd., Class N	619,930	88,628,879

Media — 1.4%
MultiChoice Group Ltd.(a)	663,978	5,492,896

Security	Shares	Value

Metals & Mining — 10.0%
Anglo American Platinum Ltd.	81,144	$6,714,357
AngloGold Ashanti Ltd.	614,190	11,487,822
Gold Fields Ltd.	1,244,981	6,537,998
Impala Platinum Holdings Ltd.(a)	833,802	6,407,296
Kumba Iron Ore Ltd.	102,952	2,640,933
Northam Platinum Ltd.(a)	199,109	1,453,946
Sibanye Gold Ltd.(a)	2,001,328	3,944,472

		39,186,824

Multiline Retail — 1.4%
Woolworths Holdings Ltd./South Africa	1,507,822	5,369,423

Oil, Gas & Consumable Fuels — 0.9%
Exxaro Resources Ltd.	392,027	3,567,117

Pharmaceuticals — 1.2%
Aspen Pharmacare Holdings Ltd.(a)	592,649	4,748,310

Real Estate Management & Development — 1.3%
NEPI Rockcastle PLC	579,144	4,901,757

Specialty Retail — 2.6%
Foschini Group Ltd. (The)	365,857	3,874,544
Mr. Price Group Ltd.	394,077	4,706,440
Pepkor Holdings Ltd.(b)	1,216,943	1,468,338

		10,049,322

Wireless Telecommunication Services — 6.1%
MTN Group Ltd.(c)	2,497,189	15,741,851
Vodacom Group Ltd.	958,864	7,925,859

		23,667,710

Total Common Stocks — 99.9% (Cost: $528,457,352)		390,581,281

Short-Term Investments

Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(d)(e)(f)	13,663,432	13,668,897

Total Short-Term Investments — 3.5% (Cost: $13,668,773)		13,668,897

Total Investments in Securities — 103.4% (Cost: $542,126,125)		404,250,178

Other Assets, Less Liabilities — (3.4)%		(13,165,147)

Net Assets — 100.0%		$391,085,031

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI South Africa ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	14,416,634	(753,202)	13,663,432	$13,668,897	$24,073	(a)	$65	$(1,460)
BlackRock Cash Funds: Treasury, SL Agency Shares	242,000	(242,000)	—	—	1,002		—	—

				$13,668,897	$25,075		$65	$(1,460)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE/JSE Top 40 index	5	12/19/19	$168	$(5,000)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$390,581,281	$—	$—	$390,581,281
Money Market Funds	13,668,897	—	—	13,668,897

	$404,250,178	$—	$—	$404,250,178

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(5,000)	$—	$—	$(5,000)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2